Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Significant Accounting Policies	2. Significant Accounting Policies
Basis of presentation
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) and include the results of Fidelis Insurance Holdings Limited and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.
Reporting currency
The financial information is reported in United States dollars (“U.S. dollars” or “$”), expressed in millions, except for share and per share amounts.
Use of estimates, risks and uncertainties
The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported and disclosed amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates reflected in the financial statements include:
•Written and earned premiums;
•Reserves for losses and loss adjustment expenses;
•Reinsurance balance recoverable on reserves for losses and loss adjustment expenses;
•Fair value measurements of fixed maturity investments, available-for-sale.; and
•Income tax expenses.
Cash and cash equivalents
Cash and cash equivalents consist of cash held in banks, money market funds and other short-term, highly liquid investments with original maturity dates of 90 days or less, provided they are not part of the investment portfolio.
Restricted cash and cash equivalents
Restricted cash and cash equivalents consist of cash held in segregated or trust accounts, which is unavailable for immediate use by the Group, primarily to provide collateral for letters of credit, reinsurance agreements, and to support the current value of any amounts that may be due to counterparties based on the value of underlying financial instruments.
Investments
The Group currently classifies its fixed maturity securities and short-term investments as “available-for-sale” (‘AFS’) and, accordingly, they are carried at fair value with the changes in fair value recorded as an unrealized gain or loss component of accumulated other comprehensive income in shareholders’ equity.
The Group’s fixed-income securities portfolio comprises securities issued by governments and government agencies, corporate bonds, and asset-backed securities.
The Group’s other investments consist of the Wellington Opportunistic Fixed-Income UCITS Fund, a residual investment in a hedge fund, and in 2022, investments in structured notes (refer to Note 5 for further details). These are carried at fair value and realized and unrealized gains or losses included in net realized and unrealized investment gains and losses on the Consolidated Statement of Income. For the valuation methodologies refer to Note 6 (Fair Value Measurements).
Investments with a maturity from three months up to one year from date of purchase are classified as short-term investments and recorded at fair value.
For all fixed maturity securities and other investments, any realized and unrealized gains or losses are determined on the basis of the first-in, first-out method. For all fixed maturity securities classified as available-for-sale, realized gains and losses in the audited consolidated financial statements include allowances for expected credit losses related to its available-for-sale debt securities. This allowance represents the difference between the security’s amortized cost and the amount expected to be collected over the security’s lifetime. Unrealized gains and losses represent the difference between the cost, or the cost as adjusted by amortization of any difference between its cost and its redemption value (“amortized cost”), of the security and its fair value at the reporting date and are included within other comprehensive income for securities classified as “available-for-sale.”
The Group reports accrued investment income separately from investment balances and has elected not to measure an allowance for credit losses for accrued investment income. Any uncollectible accrued interest income is written off in the period it is deemed uncollectible.
The Group’s accounting policy classified all fixed maturity securities acquired prior to January 1, 2018 as trading. At December 31, 2022, all securities classified as trading have matured. For securities classified as trading realized and unrealized gains or losses were included in the audited consolidated financial statements within net realized and unrealized investment gains and losses.
Investments pending settlement include receivables and payables from unsettled trades with brokers. Receivables and payables from unsettled trades are carried at fair value based on quoted prices in active markets for identical assets or derived based on inputs that are observable. Receivables and payables from unsettled trades are classified within other assets and other liabilities, respectively, on the Consolidated Balance Sheets.
Net investment income
Net investment income includes amounts received and accrued in respect of periodic interest (“coupons”) payable to the Group by the issuer of fixed income securities and interest credited on cash and cash equivalents. It also includes amortization of premium and accretion of discount in respect of fixed income securities. Investment management, custody, and investment administration fees are charged against net investment income reported in the Consolidated Statement of Income. Investment transactions are recorded on a trade date basis.
Derivative assets and liabilities
All derivatives are recognized in the Consolidated Balance Sheets at fair value on a gross basis and not offset against any collateral pledged or received. Unrealized gains and losses resulting from changes in fair value are included in net realized and unrealized investment gains and losses or net foreign exchange gains and losses in the Consolidated Statements of Income. The Group’s derivative financial instrument assets are included in other assets and derivative financial instrument liabilities are included in other liabilities in the Consolidated Balance Sheets. None of the Group’s derivatives are designated as accounting hedges for financial reporting purposes. Pursuant to the International Swaps and Derivatives Association (“ISDA”) master agreements and other derivative agreements, the Group and its counterparties typically have the ability to settle on a net basis. In addition, in the event a party to one of the ISDA master agreements or other derivative agreements defaults, or a transaction is otherwise subject to termination, the non-defaulting party generally has the right to set off against payments owed to the defaulting party or collateral held by the defaulting party.
The Group enters into derivative transactions to manage duration risk, foreign currency exchange risk, or other exposure risks. The Group also sometimes enters catastrophe swap derivatives to manage its exposure to catastrophe events. Derivative transactions typically include futures, options, swaps and forwards. Derivative assets represent financial contracts whereby, based upon the contract’s current fair value, the Group will be entitled to receive payments upon settlement. Derivative liabilities represent financial contracts whereby, based upon the contract’s current fair value, the Group will be obligated to make payments upon settlement.
The Group looks to manage foreign currency exposure by substantively balancing assets with liabilities for certain major non-U.S. dollar currencies, or by entering into currency forward contracts. However, there is no guarantee that this will effectively mitigate exposure to foreign exchange gains and losses.
Where a contract includes an embedded derivative, the embedded derivative is recognized separately only if the contract is not recognized at fair value, or the economic characteristics and risks of the embedded derivative are not clearly and closely related to those of the host contract.
Premiums and acquisition costs
Premiums written are recorded on inception of the policy. Premiums written include estimates based on information received from insureds, brokers and cedants, and any subsequent differences arising on such estimates are recorded as premiums written in the period they are determined. Premiums written are earned on a basis consistent with risks covered over the period the coverage is provided. The portion of the premiums written applicable to the unexpired terms of the underlying contracts and policies is recorded as unearned premium.
Reinstatement premiums are recognized as written and earned after the occurrence of a loss and are recorded in accordance with the contract terms based upon management’s estimate of losses and loss adjustment expenses.
Policy acquisition expenses are directly related to the acquisition of insurance premiums and are deferred and amortized over the related policy period in line with earned premium. The Group only defers acquisition costs incurred that are directly related to the successful acquisition of new or renewal insurance contracts, including commissions to agents, brokers and premium taxes. All other acquisition related expenses including indirect costs are expensed as incurred. To the extent that future policy revenues on existing policies are not adequate to cover related costs and expenses, deferred policy acquisition costs are charged to earnings.
The Group evaluates premium deficiency and the recoverability of deferred acquisition costs by determining if the sum of future earned premiums and anticipated investment return is greater than expected future losses and loss adjustment expenses and policy acquisition expenses.
Premiums receivable
Premiums receivable includes amounts receivable from insureds, net of brokerage costs, which represent premiums that are both currently due and amounts not yet due on insurance and reinsurance policies. Premiums for insurance policies are generally due at inception. Premiums for reinsurance policies generally become due over the period of coverage based on the policy terms. Contract periods can be several years in length with premiums received in annual or quarterly installments.
The Group monitors the credit risk associated with premiums receivable, taking into consideration the fact that in certain instances credit risk may be reduced by the Group’s right to offset loss obligations against premiums receivable. The Group establishes an allowance for expected credit losses based upon an analysis of amounts due, historical write-offs, current economic conditions and expectations of future economic conditions. Further details are set out at Note 11 (Reinsurance and Retrocessional Reinsurance). Changes in the estimate of (re)insurance premiums written will also result in an adjustment to premiums receivable in the period they are determined.
Reinsurance and retrocession
The Group seeks to reduce the risk of net losses on business written by reinsuring certain risks and exposures with other reinsurers. Ceded reinsurance contracts do not relieve the Group of its primary obligation to insureds. Ceded premiums are recognized when the coverage period incepts and are expensed over the contract period in proportion to the coverage period or, when the coverage period does not align to the risk exposure, in proportion to the underlying risk exposure. Premiums relating to the unexpired portion of reinsurance ceded are recorded as deferred reinsurance premiums.
Commissions on ceded business are deferred and amortized over the period in which the related ceded premium is recognized. The deferred balance is recorded within deferred policy acquisition costs on the Consolidated Balance Sheets and the amortization is recognized within policy acquisition expenses in the Consolidated Statement of Income.
Losses and loss adjustment expenses
The liability for losses and loss adjustment expenses includes reserves for unpaid reported losses and for losses incurred but not reported (“IBNR”). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. The reserve for losses and loss adjustment expenses is established by management based on reports from insureds, brokers, and ceding companies and the application of generally accepted actuarial techniques and represents the estimated ultimate cost of events or conditions that have been reported to or specifically identified by the Group as incurred.
The Group estimates ultimate losses using various actuarial methods as well as the Group’s own growing loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. The estimated cost of claims includes expenses to be incurred in settling claims and a deduction for the expected value of salvage, subrogation and other recoveries. Ultimate losses and loss adjustment expenses may differ significantly from the amount recorded in the financial statements. These estimates are reviewed regularly and as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, are recorded in losses and loss adjustment expenses in the periods in which they are determined.
The principal actuarial methods, and associated key assumptions including the weighting of actuarial methods, loss development factors and initial expected loss ratios, used to perform the Group’s loss reserve analysis include:
Initial expected loss ratio
To estimate ultimate losses, the Group multiplies earned premiums by an expected loss ratio. The expected loss ratio is determined using a combination of benchmark data, the business plan, and expert judgement.
Paid and incurred chain ladder
This method estimates ultimate losses by calculating past paid and incurred loss development factors and applying them to exposure periods with further expected paid loss development. The main underlying assumption of this method is that historical loss development patterns are indicative of future loss development patterns.
Paid and incurred Bornhuetter-Ferguson (“BF”)
This method combines features of the chain ladder and initial expected loss ratio method by using both reported and paid losses as well as an a priori expected loss ratio to arrive at an ultimate loss estimate. The weighting between these two methods depends on the maturity of the business. This means that for more recent years a greater weight is placed on the initial expected loss ratio, while for more mature years a greater weight is placed on the loss development patterns.
Benktander: Credible claims reserves
The Benktander method is similar to the Bornhuetter-Ferguson but replaces the initial loss ratio used within the BF method with the loss estimate from the BF method. The credibility factor is increased as claims develop. It gives more weight to:
•Emerged losses than the BF; and
•Initial expected loss ratio rather than the chain ladder.
Case-by-case
Given the nature of the business written, some of the lines of business may consist of a small number of policies. Where appropriate, the loss reserves will be calculated explicitly for a particular contract using expert judgement and documented appropriately. Salvage is recorded based on estimated realizable value and is deducted from the reserve for losses and loss adjustment expenses. It is the responsibility of the actuarial function to apply the relevant actuarial methodologies and judgements to the calculation of loss reserves. The Group Actuary presents the recommendations of the actuarial review of the reserves to the Reserving Committee for review, challenge and recommendation, the results of which are included in the Group Actuary’s Reserving Report for approval by the Audit Committee.
Reserves for losses and loss adjustment expenses represent the Group’s best estimate of the ultimate cost of settling reported and unreported claims and related expenses. As discussed previously, the estimation of losses and loss adjustment expense reserves is based on various complex and subjective judgments. Actual losses and settlement expenses which are ultimately required to be paid may deviate, perhaps substantially, from the reserve estimates reflected in the financial statements. Similarly, the timing for payment of the Group’s estimated losses is not fixed and is not determinable on an individual or aggregate basis. The assumptions used in estimating the payments due by period are based on industry and peer-group claims payment experience. Due to the uncertainty inherent in the process of estimating the timing of such payments, there is a risk that the amounts paid in any period can be significantly different than the amounts discussed above.
Reinsurance balances recoverable
Amounts recoverable from reinsurers are estimated based on the terms and conditions of the reinsurance contracts in a manner consistent with the underlying liability reinsured. The Group evaluates the financial condition of its reinsurers and monitors concentration of credit risk to minimize its exposure to significant losses from individual reinsurers. The ceding of insurance does not legally discharge the Group from its primary liability for the full amount of the policies, and the Group will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance or retrocessional agreement. To further reduce credit exposure on reinsurance recoverables, the Group has received collateral, including letters of credit and trust accounts, from certain reinsurers. Collateral related to these reinsurance agreements is available, without restriction, when the Group pays losses covered by the reinsurance agreements.
An allowance is established for expected credit losses expected to be incurred over the life of the reinsurance recoverable, which is recorded net of this allowance. To determine the allowance for expected credit losses, the probability of default is calculated based on the reinsurer credit ratings and default factors developed by a major rating agency. The allowance is charged to net income in the period the recoverable is recorded and revised in subsequent periods to reflect changes in the Group’s estimate of expected credit losses. Further details are set out at Note 11 (Reinsurance and Retrocessional Reinsurance).
Long term debt
Debt is initially measured at fair value less issuance costs incurred and subsequently held at amortized cost. Interest expense is recognized over the term of the notes using the effective interest method.
Leases
The Group assesses whether a contract contains a lease at the inception of the contract, determining at that point whether any leases identified are operating leases or finance leases. The Group does not currently have any finance leases.
For operating leases with a lease term in excess of 12 months, a lease liability and corresponding operating right-of-use asset is recognized. The lease liability takes into account any renewal options that are deemed to be reasonably certain and is discounted using the Group’s incremental borrowing rate, where the rate implicit in the lease is not available.
The unwinding of the discount is recognized in general and administrative expenses. The operating right-of-use asset is amortized straight line over the term of the lease and recognized in general and administrative expenses in the Consolidated Statement of Income.
Corporate and other expenses
Corporate and other expenses include reorganization expenses, warrant expenses and other one-off expenses. Corporate and other expenses have been separated from general and administrative costs to separately show these costs from the administrative costs associated with running the day-to-day activities of the Group.
Income taxes
Income taxes have been provided for those operations that are subject to income taxes based on tax laws and rates enacted in those jurisdictions. Current and deferred taxes are charged or credited to income tax expense.
Deferred tax assets and liabilities result from temporary differences between the amounts recorded in the consolidated financial statements and the tax basis of the Group’s assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax law or rates is recognized in income tax expense in the Consolidated Statement of Income in the period that includes the enactment date.
A valuation allowance is provided to reduce deferred tax assets to the amount management deem more likely than not to be realized.
The Group recognizes the benefit from a tax position taken or expected to be taken in income tax returns only if it is more likely than not that the tax position will be sustained upon examination by taxing authorities, based on the technical merits of the position. Tax positions that meet the more likely than not threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Group recognizes interest and penalties related to income taxes in income tax expense.
Share compensation
The fair value of share-based compensation awards is determined using the market value of the FIHL common shares measured at the grant date. Forfeitures are recognized as they occur. For share-based compensation awards that contain both a service and performance condition, the Group recognizes compensation expense only for the portion of the award that is considered probable of vesting. Fair value of share-based compensation awards considered probable of vesting are expensed over the requisite service period. The probability of share based awards vesting is evaluated at each reporting period. Share-based compensation awards that contain only service conditions are expensed ratably over the requisite service period. For further information, see Note 19 (Share Compensation and Employee Benefit Plans) of our audited consolidated financial statements.
Prior to January 3, 2023 the Group issued warrants to purchase common shares. The warrants contained a combination of service and performance conditions, and were valued at the grant date using the Black-Scholes option-pricing model. Share compensation expense for warrants considered probable of vesting was expensed over the vesting period on a graded vesting basis.
Foreign exchange
The functional currency of the Group and its subsidiaries is U.S. dollar. Transactions in foreign currencies are translated in U.S. dollars at the exchange rate in effect on the transaction date. Monetary assets and liabilities in foreign currencies are re-measured at the exchange rates in effect at the reporting date. Foreign exchange gains and losses are included in the Consolidated Statement of Income. Non-monetary assets and liabilities are remeasured to the functional currency at historic exchange rates.
Prior to the Separation Transactions, certain subsidiaries had a non-U.S. dollar functional currency. In translating the financial results of those entities whose functional currency was other than the U.S. Dollar reporting currency, assets and liabilities were converted into U.S. Dollars using the rates of exchange in effect at the reporting date, and revenues and expenses were converted using the average foreign exchange rates for the period. The effect of translation adjustments were reported in the Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholders’ Equity as a foreign currency translation adjustment, a separate component of Accumulated Other Comprehensive Income.
Variable interest entities
Variable Interest Entities (“VIE”) are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristic of a controlling financial interest.
The Group is deemed to have a controlling financial interest and be the primary beneficiary if it has both of the following characteristics:
•power to direct the activities of the VIE that most significantly impact the entity’s economic performance; and
•an obligation to absorb losses of the entity that could potentially be significant to the VIE, or a right to receive benefits from the entity that could potentially be significant to the VIE.
The determination of whether an entity is a VIE requires judgment and depends on facts and circumstances specific to that entity.
VIEs for which the Group is deemed to have a controlling financial interest and be the primary beneficiary are consolidated and all significant inter-company transactions are eliminated.
If the Group is not deemed to have a controlling financial interest or be the primary beneficiary, then the investment is not consolidated and is recognized according to the facts and circumstances of the relationship. For further information see Note 13 (Variable Interest Entities) of our audited consolidated financial statements.
The Group determines on an ongoing basis whether an entity is a VIE or if the Group is the primary beneficiary based on an analysis of the Group’s level of involvement in the VIE, the contractual terms, the overall structure of the VIE and funding requirements.
Non-controlling shareholders’ interests are presented separately in the Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholder’s Equity. The net income attributable to non-controlling interests is presented separately in Consolidated Statement of Income.
Comprehensive income
Comprehensive income represents all changes in equity that result from recognized transactions and other economic events during the period. Other comprehensive income refers to revenues, expenses, gains and losses that under U.S. GAAP are included in comprehensive income but excluded from net income, such as unrealized gains or losses on available-for-sale investments and foreign currency translation adjustments.
Reclassification
For the year ended December 31, 2023 commissions on ceded business of $106.5 million (2022: $61.7 million, 2021: $57.0 million), respectively, have been presented within policy acquisition expenses. Commissions on ceded business are paid by a reinsurer to a cedant on proportional contracts to offset the underwriting and administrative expenses of the underlying business. In the current period, we have netted the cost of such commissions against policy acquisition expenses and reclassified the prior year commissions on ceded business from general and administrative expenses to conform to the current period presentation.
To facilitate comparison of information across years, certain other reclassifications have been made to prior year amounts to conform to the current year’s presentation.
Recent accounting pronouncements
Accounting Standards not yet adopted
ASU 2023-07 “Segment Reporting—Improvements to Reportable Segment Disclosures” was issued in November 2023. This ASU requires incremental disclosures related to a public entity’s reportable segments but does not change the definition of a segment, the method for determining segments, or the criteria for aggregating operating segments into reportable segments. The purpose of the new guidance is to provide financial statement users with more disaggregated expense information about the reportable segments. The new guidance will be effective for the Group in the year ending December 31, 2024. Based on its current analysis, the Group expects the new guidance to only impact our disclosures with no impact to our results of operations, cash flows, and financial condition.
In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures”. This guidance is intended to improve the transparency of income tax disclosures by requiring consistent categories and disaggregation of information in the effective income tax rate reconciliation and income taxes paid disclosures by jurisdiction. The guidance also includes other amendments to improve the effectiveness of income tax disclosures by removing certain previously required disclosures. The guidance is effective for 2025 annual reporting. Early adoption is permitted. The Company is currently evaluating the impact of adoption on the disclosures within its consolidated financial statements.